Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 7 - Intangible Assets

The changes in the carrying amount of intangible assets for the period ended June 30, 2013 is as follows:

June 30,
2013
RMB’000
Balance as of January 1, 2013	128,810
Amortization of intangible assets	(12,648)
Balance as of June 30, 2013	116,162
Balance as of June 30, 2013 (in USD)	18,927

As of June 30, 2013 and December 31, 2012, accumulated amortization for intangible assets amounted to RMB189,211 thousand (USD30,829 thousand) and RMB176,563 thousand, respectively.